CSMC 2020-NQM1 Trust ABS-15G

Exhibit 99.8

Client Name:
Client Project Name:	CSMC 2020-NQM1
Start - End Dates:	10/18/2019 - 5/13/2020
Deal Loan Count:	46

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4315	TRID - CD: The Prepayment Penalty indicator on the Loan Terms section of the Final Closing Disclosure does not match whether or not the Note contains a Prepayment Penalty	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4317	TRID - CD: The Year in which the Prepayment Penalty Expires on the Loan Terms section of the Final Closing Disclosure does not match the Prepayment Penalty Expiration Date based on the Prepayment Penalty Term on the Note	1
Total				2

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